DWS VARIABLE SERIES I

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIO:

                             ----------------------

                                  DWS Bond VIP

Ian Winship no longer serves as Co-Manager of the above-listed portfolio. All references to Mr. Winship are hereby deleted.


















               Please Retain This Supplement for Future Reference


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                                                             Deutsche Bank Group

September 8, 2008
VS-3611